UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

Security	Shares	Value
Common Stocks ― 98.1%
Capital Markets ― 4.8%
Affiliated Managers Group Inc.	19,392	$3,681,183
Ameriprise Financial Inc.	24,425	3,627,357
Invesco Ltd.	103,000	3,609,120
Total Capital Markets		10,917,660

Commercial Banks ― 56.8%
American River Bankshares	50,945	714,758
Bank of America Corp.	180,000	4,561,200
Bank of the Ozarks Inc.	105,698	5,078,789
Banner Corp.	60,142	3,685,502
Berkshire Hills Bancorp Inc.	82,500	3,196,875
Bryn Mawr Bank Corp.	65,000	2,847,000
Cadence BanCorp	100,000	2,292,000	*
Centerstate Banks Inc.	164,300	4,403,240
CoBiz Financial Inc.	203,000	3,986,920
Columbia Banking System Inc.	75,000	3,158,250
Comerica Inc.	64,000	4,880,640
Customers Bancorp Inc.	48,000	1,565,760	*
Farmers & Merchants Bank of Long Beach	200	1,560,000
First Connecticut Bancorp Inc.	50,000	1,337,500
First Financial Bancorp	37,000	967,550
First Foundation Inc.	90,000	1,610,100	*
First Merchants Corp.	38,000	1,631,340
Franklin Financial Network Inc.	40,000	1,426,000	*
Great Western Bancorp Inc.	48,000	1,981,440
Heritage Financial Corp.	128,000	3,776,000
Howard Bancorp, Inc.	60,000	1,254,000	*
JPMorgan Chase & Co.	78,310	7,479,388
MB Financial Inc.	99,000	4,456,980
National Commerce Corp.	40,000	1,712,000	*
Northrim Bancorp Inc.	39,100	1,366,545
Pacific Continental Corp.	135,000	3,638,250
Pacific Premier Bancorp Inc.	71,263	2,690,178	*
Paragon Commercial Corp.	22,500	1,270,350	*
People's Utah Bancorp	85,000	2,758,250
PNC Financial Services Group Inc.	39,000	5,256,030
QCR Holdings Inc.	100,500	4,572,750
SmartFinancial Inc.	50,000	1,203,000	*
Sterling Bancorp	193,200	4,762,380
SunTrust Banks Inc.	46,000	2,749,420
SVB Financial Group	30,000	5,612,700	*
TCF Financial Corp.	80,000	1,363,200
Texas Capital Bancshares Inc.	65,000	5,577,000	*
U.S. Bancorp	60,500	3,242,195
Univest Corp. of Pennsylvania	45,126	1,444,032
Webster Financial Corp.	73,895	3,883,182
Western Alliance Bancorp	70,000	3,715,600	*
Wintrust Financial Corp.	50,000	3,915,500
Total Commercial Banks		128,583,794

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Security	Shares	Value
Consumer Finance ― 2.2%
Discover Financial Services	77,000	$4,964,960
Total Consumer Finance		4,964,960

Diversified Financial Services ― 5.2%
Charles Schwab Corp.	76,000	3,324,240
Intercontinental Exchange Inc.	90,500	6,217,350
Voya Financial Inc.	58,000	2,313,620
Total Diversified Financial Services		11,855,210

Insurance ― 10.9%
American Financial Group Inc.	28,650	2,963,843
AMERISAFE Inc.	25,000	1,455,000
Brown & Brown Inc.	57,000	2,746,830
Chubb Limited	29,500	4,205,225
Hanover Insurance Group Inc.	26,000	2,520,180
James River Group Holdings Ltd	30,000	1,244,400
Marsh & McLennan Cos Inc.	58,000	4,860,980
MetLife Inc.	78,000	4,052,100
RenaissanceRe Holdings Ltd	5,000	675,700
Total Insurance		24,724,258

IT Services ― 9.8%
Black Knight Financial Services Inc., Class A Shares	44,000	1,894,200	*
Fidelity National Information Services Inc.	42,000	3,922,380
Fiserv Inc.	24,840	3,203,367	*
Global Payments Inc.	58,699	5,578,166
Vantiv Inc.	20,000	1,409,400	*
Visa Inc., Class A Shares	58,400	6,146,016
Total IT Services		22,153,529

Professional Services ― 1.2%
Verisk Analytics Inc., Class A Shares	33,500	2,786,865	*
Total Professional Services		2,786,865

Real Estate Investment Trusts (REITs) ― 2.9%
Crown Castle International Corp.	39,000	3,899,220
Simon Property Group LP	16,000	2,576,160
Total Real Estate Investment Trusts (REITs)		6,475,380

Thrifts & Mortgage Finance ― 4.3%
FS Bancorp Inc.	12,000	619,800
Meta Financial Group Inc.	18,000	1,411,200
Riverview Bancorp Inc.	120,000	1,008,000
Territorial Bancorp Inc.	65,000	2,052,050
WSFS Financial Corp.	92,803	4,524,146
Total Thrifts & Mortgage Finance		9,615,196

Total Common Stocks (Cost ― $139,253,810)		222,076,852

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Security	Shares	Value
Short-Term Investment ― 1.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.91%(a)	3,716,308	$3,716,308
Total Short-Term Investment (Cost ― $3,716,308)		3,716,308

Total Investments ― 99.7% (Cost ― $142,970,118)		225,793,160
Other Assets in Excess of Liabilities ― 0.3%		632,718
Total Net Assets ― 100.0%		$226,425,878

Notes:
*	Non-income producing security
(a)	The rate is annualized seven-day yield at period end.

The cost basis of investment for federal income tax purposes at September 30, 2017, was as follows***:

Cost of Investments	$ 142,970,118
Gross Unrealized Appreciation	83,666,443
Gross Unrealized Depreciation	(843,401)
Net Unrealized Appreciation	$ 82,823,042

***	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial
Statements sections in the Fund's most recent annual report.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 99.2%
Education ― 12.5%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	$500,000	$506,630
Frostburg State University Project	4.000%	10/1/2019	500,000	510,875
Frostburg State University Project	4.000%	10/1/2020	500,000	516,245
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	280,505
Salisbury University Project	5.000%	6/1/2027	455,000	494,872
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,043,218
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	540,945
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,726,444
Good Samaritan Hospital of Maryland	0.930%	4/1/2035	3,400,000	3,400,000	(c)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,271,120
Maryland Institute College of Art	4.000%	6/1/2042	250,000	248,825
University System of Maryland Revenue Bonds	1.250%	7/1/2023	1,750,000	1,748,268	(c)
Total Education				14,287,947

Health Care ― 14.5%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/2030	495,000	579,422
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,485,850
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,518,612
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,135,338
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,531,720
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	52,426
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,266,520
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,203,264
The Johns Hopkins Hospital Issue(a)	2.993%	7/1/2019	1,855,000	1,756,945
Total Health Care				16,530,097

Housing ― 14.9%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,540,871
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,033,260
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,041,697
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.960%	9/1/2040	3,500,000	3,500,000	(c)
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,036,290
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,000,760
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,744,995
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,054,760
Total Housing				16,952,633

Industrial Revenue ― 0.5%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	566,542
Total Industrial Revenue				566,542

Leasing ― 1.9%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	1,000,000	1,039,160
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,128,790
Total Leasing				2,167,950

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 14.5%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	$1,150,000.00	$1,261,573.00
Baltimore County, Maryland, GO Bonds	3.000%	3/16/2018	2,000,000	2,019,020
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,363,421
County of Baltimore, Maryland, COPS	5.000%	10/1/2018	3,500,000	3,639,265
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,073,780
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,067,260
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/2031	4,000,000	4,038,520
Total Local General Obligation				16,462,839

Pre-Refunded/Escrowed to Maturity(b) ― 25.6%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.000%	10/1/2027	1,135,000	1,135,000
St. John’s College Facility	5.000%	10/1/2032	1,000,000	1,000,000
St. John’s College Facility	5.000%	10/1/2036	2,465,000	2,465,000
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,442,314
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,529,268
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,589,972
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,628,550
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	515,570
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,547,205
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,196,860
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	485,000	493,973
James Lawrence Kernan Hospital	5.000%	7/1/2034	950,000	1,013,992
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,070,420
Washington County Hospital Issue	5.250%	1/1/2023	500,000	505,215
Washington County Hospital Issue	5.750%	1/1/2038	2,000,000	2,023,300
Washington County Hospital Issue	6.000%	1/1/2043	1,000,000	1,012,260
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	16,202
Total Pre-Refunded/Escrowed to Maturity				29,185,101

Special Tax Obligation ― 2.9%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	3,000,000	3,259,230
Total Special Tax Obligation				3,259,230

Transportation ― 1.8%
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	2,015,120
Total Tranportation				2,015,120

Water & Sewer ― 10.1%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,430,000	1,558,671
Water Projects, FGIC	5.000%	7/1/2024	1,415,000	1,540,681
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	2,705,000	2,795,130
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	3,966,080
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	0.900%	6/1/2023	1,700,000	1,700,000	(c)
Total Water & Sewer	11,560,562

Total Investments ― 99.2% (Cost ― $106,846,575)	112,988,021
Other Assets in Excess of Liabilities ― 0.8%	947,672
Total Net Assets ― 100.0%	$113,935,693

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

(a) Zero coupon bond. Rate shown is effective yield of the position.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	42.7%
AA/Aa	37.0%
A	12.4%
BBB/Baa	7.9%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The cost basis of investment for federal income tax purposes at September 30, 2017, was as follows***:

	Cost of Investments	$ 106,846,575
	Gross Unrealized Appreciation	6,219,388
	Gross Unrealized Depreciation	(77,942)
	Net Unrealized Appreciation	$ 6,141,446

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

Security	Shares	Value
Common Stocks ― 69.9%
Consumer Discretionary ― 9.0%
Amazon.com Inc.	2,250	$2,163,037	*
BorgWarner Inc.	45,400	2,325,842
Home Depot Inc/The	14,760	2,414,146
O'Reilly Automotive Inc.	6,600	1,421,442	*
Time Warner Inc.	10,500	1,075,725
TJX Cos Inc.	22,890	1,687,680
Total Consumer Discretionary		11,087,872

Consumer Staples ― 6.6%
Costco Wholesale Corp.	12,120	1,991,195
CVS Health Corp.	24,330	1,978,515
Estee Lauder Cos. Inc., Class A Shares	20,765	2,239,298
PepsiCo Inc.	17,005	1,894,867
Total Consumer Staples		8,103,875

Financials ― 10.6%
Discover Financial Services	43,450	2,801,656
Invesco Ltd.	67,390	2,361,346
JPMorgan Chase & Co.	31,560	3,014,295
Prologis Inc.	24,080	1,528,117
Simon Property Group LP	5,870	945,129
Texas Capital Bancshares Inc.	27,260	2,338,908	*
Total Financials		12,989,451

Health Care ― 11.6%
Boston Scientific Corp.	64,570	1,883,507	*
Celgene Corp.	12,140	1,770,255	*
Chubb Limited	19,110	2,724,130
CR Bard Inc.	9,050	2,900,525
Thermo Fisher Scientific Inc.	10,410	1,969,572
UnitedHealth Group Inc.	15,360	3,008,256
Total Health Care		14,256,245

Industrials ― 10.5%
Cintas Corp.	7,240	1,044,587
Danaher Corp.	22,080	1,894,022
Fortive Corp.	35,360	2,503,134
HD Supply Holdings Inc.	37,900	1,367,053	*
Illinois Tool Works Inc.	14,910	2,206,084
Quanta Services Inc.	49,750	1,859,158	*
Union Pacific Corp.	17,540	2,034,114
Total Industrials		12,908,152

Information Technology ― 18.1%
Adobe Systems Inc.	13,160	1,963,209	*
Alphabet Inc., Class A Shares	3,580	3,485,917	*
Analog Devices Inc.	14,000	1,206,380
Apple Inc.	22,255	3,429,941
Broadcom Ltd	5,470	1,326,694
Facebook Inc.	14,030	2,397,306	*
Intuit Inc.	10,820	1,537,955
Microsoft Corp.	22,400	1,668,576
PayPal Holdings Inc.	33,650	2,154,609	*
Salesforce.com Inc.	10,700	999,594	*
Visa Inc., Class A Shares	20,540	2,161,630
Total Information Technology		22,331,811

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Security			Shares	Value
Materials ― 1.1%
Air Products & Chemicals Inc.			9,000	$1,360,980
Total Materials				1,360,980

Telecommunication Services ― 0.8%
AT&T Inc.			26,520	1,038,788
Total Telecommunication Services				1,038,788

Utilities ― 1.6%
American Water Works Co. Inc.			25,010	2,023,559
Total Utilities				2,023,559

Total Common Stocks (Cost ― $58,451,058)				86,100,733

		Maturity	Face
	Rate	Date	Amount	Value
Collateralized Mortgage Obligations ― 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	$237,958	$239,522
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	114,864	118,371
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	76,925	81,392
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	5,200	5,203
Total Collateralized Mortgage Obligations (Cost ― $446,891)				444,488

Corporate Bonds ― 16.9%
Consumer Discretionary ― 2.2%
Cintas Corp No 2	2.900%	4/1/2022	325,000	331,427
Comcast Corp.	3.375%	2/15/2025	210,000	216,205
Comcast Corp.	5.650%	6/15/2035	600,000	737,369
Ford Motor Co.	4.346%	12/8/2026	490,000	510,334
Ford Motor Credit Co LLC	8.125%	1/15/2020	610,000	687,400
Starbucks Corp.	2.450%	6/15/2026	250,000	240,625
Total Consumer Discretionary				2,723,360

Consumer Staples ― 0.6%
CVS Health Corp.	3.875%	7/20/2025	260,000	271,626
PepsiCo Inc.	3.100%	7/17/2022	390,000	405,097
Total Consumer Staples				676,723

Financials ― 7.7%
Aflac Inc.	4.000%	2/15/2022	400,000	426,105
American Express Credit Corp. (3M US LIBOR + 0.43%)	1.746%	3/3/2020	405,000	406,065	(a)
Bank of America Corp.	4.183%	11/25/2027	525,000	545,183
BlackRock Inc.	4.250%	5/24/2021	400,000	430,380
Citigroup Inc. (3M US LIBOR + 1.19%)	2.571%	8/2/2021	485,000	493,631	(a)
Citigroup Inc.	5.500%	9/13/2025	325,000	365,363
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,071,893
Goldman Sachs Group Inc. (3M US LIBOR + 1.17%)	2.485%	11/15/2021	375,000	380,316	(a)
Goldman Sachs Group Inc.	3.500%	11/16/2026	330,000	331,243
JPMorgan Chase & Co.	6.000%	1/15/2018	200,000	202,554
JPMorgan Chase & Co.	4.250%	10/15/2020	515,000	545,484
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	2.417%	6/7/2021	515,000	524,805	(a)
Morgan Stanley	2.200%	12/7/2018	425,000	426,852
Morgan Stanley	5.000%	11/24/2025	220,000	241,521
Simon Property Group LP	4.125%	12/1/2021	700,000	745,239
State Street Corp.	3.700%	11/20/2023	370,000	395,278
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	331,886
Toronto-Dominion Bank	1.450%	8/13/2019	715,000	710,304
Toronto-Dominion Bank	1.850%	9/11/2020	575,000	572,982
Westpac Banking Corp.	4.875%	11/19/2019	335,000	355,464
Total Financials				9,502,548

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
		Maturity	Face
Security	Rate	Date	Amount	Value
Health Care ― 1.1%
Gilead Sciences Inc.	4.500%	4/1/2021	$400,000	$429,903
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	353,949
Medtronic Inc.	4.125%	3/15/2021	500,000	530,253
Total Health Care				1,314,105

Industrials ― 0.7%
Norfolk Southern Corp.	7.250%	2/15/2031	650,000	887,572
Total Industrials				887,572

Information Technology ― 2.7%
Apple Inc.	2.850%	2/23/2023	575,000	589,207
Cisco Systems Inc.	2.125%	3/1/2019	300,000	302,328
eBay Inc.	2.500%	3/9/2018	170,000	170,677
Microsoft Corp.	4.200%	11/3/2035	565,000	629,334
QUALCOMM Inc.	2.250%	5/20/2020	415,000	419,555
QUALCOMM Inc. (3M US LIBOR + 0.73%)	2.108%	1/30/2023	340,000	341,965	(a)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	516,352
Texas Instruments Inc.	1.650%	8/3/2019	400,000	400,061
Total Information Technology				3,369,479

Telecommunication Services ― 1.2%
AT&T Inc.	4.450%	4/1/2024	425,000	451,556
Verizon Communications Inc.	3.125%	3/16/2022	330,000	338,504
Verizon Communications Inc.	4.500%	8/10/2033	350,000	359,623
Verizon Communications Inc.	5.250%	3/16/2037	335,000	368,521
Total Telecommunication Services				1,518,204

Utilities ― 0.7%
Georgia Power Co.	3.250%	4/1/2026	345,000	346,876
Southern Power Co.	1.950%	12/15/2019	545,000	544,170
Total Utilities				891,046

Total Corporate Bonds (Cost ― $20,108,808)				20,883,037

Foreign Government Agency Issues ― 0.7%
International Finance Corp.	1.750%	3/30/2020	850,000	851,833
Total Foreign Government Agency Issues (Cost ― $849,507)				851,833

Mortgage Backed Securities ― 0.9%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	30,322	31,102
Gold Pool G18082	5.000%	11/1/2020	38,694	39,852
Gold Pool G12379	4.500%	6/1/2021	42,890	44,222
Gold Pool J04311	6.000%	2/1/2022	30,437	32,039
Gold Pool C91417	3.500%	1/1/2032	154,040	161,067
Gold Pool A35826	5.000%	7/1/2035	86,057	94,101
Gold Pool G08112	6.000%	2/1/2036	111,548	126,582
Gold Pool G02564	6.500%	1/1/2037	60,599	72,101
Gold Pool G08179	5.500%	2/1/2037	45,428	50,580
Gold Pool A65694	6.000%	9/1/2037	40,615	45,954
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	19	21
Pool 808156	4.500%	2/1/2035	10,245	11,001
Pool 891596	5.500%	6/1/2036	1,186	1,323
Pool 190375	5.500%	11/1/2036	7,354	8,220
Pool 916386	6.000%	5/1/2037	49,346	56,097
Pool 946594	6.000%	9/1/2037	57,158	64,910
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	187,027	206,037
Gold Pool 003922M	7.000%	11/20/2036	26,445	31,798
Total Mortgage Backed Securities (Cost ― $975,985)				1,077,007

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
		Maturity	Face
Security	Rate	Date	Amount	Value

U.S. Government & Agency Obligations ― 8.4%
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	$125,000	$169,485
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	375,000	387,462
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	243,668
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	161,691
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	511,030
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	195,000	262,943
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	429,478
United States Treasury Bonds	7.875%	2/15/2021	800,000	961,813
United States Treasury Bonds	8.000%	11/15/2021	250,000	311,602
United States Treasury Bonds	7.250%	8/15/2022	780,000	973,477
United States Treasury Bonds	7.625%	11/15/2022	520,000	663,924
United States Treasury Bonds	6.250%	8/15/2023	550,000	678,487
United States Treasury Bonds	7.500%	11/15/2024	640,000	867,563
United States Treasury Bonds	7.625%	2/15/2025	275,000	377,985
United States Treasury Bonds	6.875%	8/15/2025	100,000	134,002
United States Treasury Bonds	6.750%	8/15/2026	90,000	122,644
United States Treasury Bonds	6.500%	11/15/2026	135,000	182,158
United States Treasury Bonds	3.500%	2/15/2039	573,000	647,199
United States Treasury Bonds	4.375%	11/15/2039	204,000	259,646
United States Treasury Notes	4.250%	11/15/2017	475,000	476,794
United States Treasury Notes	3.625%	8/15/2019	210,000	218,412
United States Treasury Notes	3.625%	2/15/2020	325,000	340,831
United States Treasury Notes	2.625%	8/15/2020	900,000	925,717
Total U.S. Government & Agency Obligations (Cost ― $9,959,827)				10,308,011

			Shares
Short-Term Investment ― 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.91%(b)			3,677,206	3,677,206
Total Short-Term Investment (Cost ― $3,677,206)				3,677,206

Total Investments ― 100.2% (Cost ― $94,469,282)				123,342,315
Liabilities in Excess of Other Assets ― (0.2)%				(295,135)
Total Net Assets ― 100.0%				$123,047,180

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	The rate is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2017, was as follows***:

Cost of investments	$94,469,282
Gross unrealized appreciation	29,629,280
Gross unrealized depreciation	(756,247)
Net unrealized appreciation	$28,873,033

***	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent annual report.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017

Security	Shares	Value
Common Stocks ― 68.9%
Consumer Discretionary ― 8.1%
Amazon.com Inc.	690	$663,331	*
BorgWarner Inc.	12,960	663,941
Home Depot Inc/The	4,015	656,693
O'Reilly Automotive Inc.	2,010	432,894	*
Time Warner Inc.	2,850	291,983
TJX Cos Inc.	6,470	477,033
Total Consumer Discretionary		3,185,875

Consumer Staples ― 6.1%
Costco Wholesale Corp.	3,505	575,837
CVS Health Corp.	7,520	611,526
Estee Lauder Cos. Inc., Class A Shares	5,890	635,178
PepsiCo Inc.	5,145	573,307
Total Consumer Staples		2,395,848

Energy ― 4.2%
National Oilwell Varco Inc.	5,510	196,872
Noble Energy Inc.	11,820	335,215
Occidental Petroleum Corp.	6,850	439,839
Royal Dutch Shell PLC	7,523	455,762
Schlumberger Ltd	3,020	210,675
Total Energy		1,638,363

Financials ― 10.4%
Discover Financial Services	10,630	685,422
Invesco Ltd.	16,465	576,934
JPMorgan Chase & Co.	7,655	731,129
Prologis Inc.	6,615	419,788
Simon Property Group LP	1,890	304,309
SunTrust Banks Inc.	12,300	735,171
Texas Capital Bancshares Inc.	6,970	598,026	*
Total Financials		4,050,779

Health Care ― 10.2%
Boston Scientific Corp.	21,090	615,195	*
Celgene Corp.	3,570	520,577	*
Chubb Limited	4,860	692,793
CR Bard Inc.	2,345	751,573
Thermo Fisher Scientific Inc.	2,890	546,788
UnitedHealth Group Inc.	4,400	861,740
Total Health Care		3,988,666

Industrials ― 9.5%
Cintas Corp.	2,340	337,615
Danaher Corp.	5,835	500,526
Fortive Corp.	10,655	754,268
HD Supply Holdings Inc.	11,690	421,658	*
Illinois Tool Works Inc.	4,210	622,912
Quanta Services Inc.	13,900	519,443	*
Union Pacific Corp.	4,920	570,572
Total Industrials		3,726,994

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Security			Shares	Value
Information Technology ― 16.6%
Adobe Systems Inc.			3,775	$563,155	*
Alphabet Inc., Class A Shares			1,015	988,326	*
Analog Devices Inc.			4,180	360,191
Apple Inc.			6,385	984,056
Broadcom Ltd			1,520	368,661
Facebook Inc.			4,015	686,043	*
Intuit Inc.			2,810	399,413
Microsoft Corp.			7,420	552,716
PayPal Holdings Inc.			9,310	596,119	*
Salesforce.com Inc.			4,260	397,969	*
Visa Inc., Class A Shares			5,550	584,082
Total Information Technology				6,480,731

Materials ― 1.5%
Air Products & Chemicals Inc.			1,835	277,489
Eastman Chemical Co.			3,390	306,761
Total Materials				584,250

Telecommunication Services ― 0.7%
AT&T Inc.			6,640	260,089
Total Telecommunication Services				260,089

Utilities ― 1.6%
American Water Works Co. Inc.			7,730	625,434
Total Utilities				625,434

Total Common Stocks (Cost ― $18,659,236)				26,937,029

		Maturity	Face
	Rate	Date	Amount	Value
Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$34,459	$35,511
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	10,577	11,192
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	2,018	2,019
Total Collateralized Mortgage Obligations (Cost ― $48,948)				48,722

Corporate Bonds ― 16.5%
Consumer Discretionary ― 2.0%
Cintas Corp No 2	2.900%	4/1/2022	100,000	101,978
Comcast Corp.	3.375%	2/15/2025	70,000	72,068
Comcast Corp.	5.650%	6/15/2035	200,000	245,790
Ford Motor Co.	4.346%	12/8/2026	145,000	151,017
Ford Motor Credit Co LLC	8.125%	1/15/2020	195,000	219,743
Total Consumer Discretionary				790,596

Consumer Staples ― 0.6%
CVS Health Corp.	3.875%	7/20/2025	95,000	99,248
PepsiCo Inc.	3.100%	7/17/2022	135,000	140,226
Total Consumer Staples				239,474

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.7%
Aflac Inc.	4.000%	2/15/2022	$130,000	$138,484
American Express Credit Corp.	2.200%	3/3/2020	125,000	125,698
Bank of America Corp.	4.183%	11/25/2027	165,000	171,343
Bank of Nova Scotia	2.050%	10/30/2018	125,000	125,532
BlackRock Inc.	4.250%	5/24/2021	125,000	134,494
Citigroup Inc. (3M US LIBOR + 1.19%)	2.571%	8/2/2021	150,000	152,669	(a)
Citigroup Inc.	5.500%	9/13/2025	110,000	123,661
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	150,000	160,784
Goldman Sachs Group Inc. (3M US LIBOR + 1.17%)	2.485%	11/15/2021	120,000	121,701	(a)
JPMorgan Chase & Co.	6.000%	1/15/2018	75,000	75,958
JPMorgan Chase & Co.	4.250%	10/15/2020	195,000	206,543
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	2.417%	6/7/2021	160,000	163,046	(a)
Morgan Stanley	2.200%	12/7/2018	215,000	215,937
Morgan Stanley	5.000%	11/24/2025	70,000	76,848
Simon Property Group LP	4.125%	12/1/2021	225,000	239,541
State Street Corp.	3.700%	11/20/2023	120,000	128,198
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	127,649
Toronto-Dominion Bank	1.450%	8/13/2019	220,000	218,555
Toronto-Dominion Bank	1.850%	9/11/2020	200,000	199,298
Westpac Banking Corp.	4.875%	11/19/2019	110,000	116,719
Total Financials				3,022,658

Health Care ― 1.2%
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	134,345
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	110,609
Medtronic Inc.	4.125%	3/15/2021	200,000	212,101
Total Health Care				457,055

Information Technology ― 2.9%
Apple Inc.	2.850%	2/23/2023	185,000	189,571
Cisco Systems Inc.	2.125%	3/1/2019	125,000	125,970
eBay Inc.	2.500%	3/9/2018	55,000	55,219
Microsoft Corp.	4.200%	11/3/2035	175,000	194,926
QUALCOMM Inc.	2.250%	5/20/2020	135,000	136,482
QUALCOMM Inc. (3M US LIBOR + 0.73%)	2.108%	1/30/2023	110,000	110,636	(a)
QUALCOMM Inc.	3.450%	5/20/2025	175,000	180,723
Texas Instruments Inc.	1.650%	8/3/2019	150,000	150,023
Total Information Technology				1,143,550

Telecommunication Services ― 1.3%
AT&T Inc.	4.450%	4/1/2024	150,000	159,373
Verizon Communications Inc.	3.125%	3/16/2022	105,000	107,705
Verizon Communications Inc.	4.500%	8/10/2033	110,000	113,024
Verizon Communications Inc.	5.250%	3/16/2037	105,000	115,507
Total Telecommunication Services				495,609

Utilities ― 0.8%
Georgia Power Co.	3.250%	4/1/2026	100,000	100,544
Southern Power Co.	1.950%	12/15/2019	220,000	219,665
Total Utilities				320,209

Total Corporate Bonds (Cost ― $6,273,737)				6,469,151

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
		Maturity	Face
Security	Rate	Date	Amount	Value

Foreign Government Agency Issues ― 0.7%
International Finance Corp.	1.750%	3/30/2020	$270,000	$270,582
Total Foreign Government Agency Issues (Cost ― $269,844)				270,582

Mortgage Backed Securities ― 0.7%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	54,367	56,847
Gold Pool A35826	5.000%	7/1/2035	37,494	40,999
Gold Pool A49479	5.000%	6/1/2036	28,117	30,752
Gold Pool A65694	6.000%	9/1/2037	27,419	31,024
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/2018	3,344	3,423
Pool 896885	6.000%	6/1/2022	6,000	6,314
Pool 995262	5.500%	1/1/2024	22,223	23,570
Pool 891596	5.500%	6/1/2036	29,637	33,069
Pool 900936	6.500%	2/1/2037	2,922	3,238
Pool 946594	6.000%	9/1/2037	35,024	39,775
Total Mortgage Backed Securities (Cost ― $245,586)				269,011

U.S. Government & Agency Obligations ― 9.7%
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	40,000	54,235
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	123,988
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	74,592
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	49,210
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	149,420
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	162,154
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	40,000	53,937
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	517,358
United States Treasury Bonds	7.875%	2/15/2021	250,000	300,567
United States Treasury Bonds	8.000%	11/15/2021	75,000	93,481
United States Treasury Bonds	7.250%	8/15/2022	260,000	324,492
United States Treasury Bonds	7.625%	11/15/2022	165,000	210,668
United States Treasury Bonds	6.250%	8/15/2023	90,000	111,025
United States Treasury Bonds	7.500%	11/15/2024	230,000	311,780
United States Treasury Bonds	6.875%	8/15/2025	50,000	67,001
United States Treasury Bonds	6.750%	8/15/2026	30,000	40,881
United States Treasury Bonds	3.500%	2/15/2039	131,000	147,964
United States Treasury Bonds	4.375%	11/15/2039	242,000	308,011
United States Treasury Notes	4.250%	11/15/2017	150,000	150,567
United States Treasury Notes	3.625%	8/15/2019	190,000	197,611
United States Treasury Notes	3.625%	2/15/2020	125,000	131,089
United States Treasury Notes	2.625%	8/15/2020	200,000	205,715
Total U.S. Government & Agency Obligations (Cost ― $3,559,651)				3,785,746

			Shares
Short-Term Investment ― 3.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.91%(b)			1,306,769	1,306,769
Total Short-Term Investment (Cost ― $1,306,769)				1,306,769

Total Investments ― 99.9% (Cost ― $30,363,771)				39,087,010
Other Assets in Excess of Liabilities ― 0.1%				47,131
Total Net Assets ― 100.0%				$39,134,141

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2017 was as follows***:

Cost of investments	$30,363,771
Gross unrealized appreciation	9,162,842
Gross unrealized depreciation	(439,603)
Net unrealized appreciation	$8,723,239

***	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent annual report.

1919 Funds
Schedule of Investments (Unaudited)(Continued)
September 30, 2017

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$222,076,852	$-	$-	$222,076,852
Total long-term investments	222,076,852	-	-	222,076,852
Short-term investments	3,716,308	-	-	3,716,308
Total investments	$225,793,160	$-	$-	$225,793,160

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$112,988,021	$-	$112,988,021
Total long-term investments	-	112,988,021	-	112,988,021
Total investments	$-	$112,988,021	$-	$112,988,021

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$86,100,733	$-	$-	$86,100,733
Collateralized Mortgage Obligations	-	444,488	-	444,488
Corporate Bonds	-	20,883,037	-	20,883,037
Foreign Government Agency Issues	-	851,833	-	851,833
Mortgage-Backed Securities	-	1,077,007	-	1,077,007
U.S. Government & Agency Obligations	-	10,308,011	-	10,308,011
Total long-term investments	$86,100,733	$33,564,376	$-	$119,665,109
Short-term investments	3,677,206	-	-	3,677,206
Total investments	$89,777,939	$33,564,376	$-	$123,342,315
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$26,937,029	$-	$-	$26,937,029
Collateralized Mortgage Obligations	-	48,722	-	48,722
Corporate Bonds	-	6,469,151	-	6,469,151
Foreign Government Agency Issues	-	270,582	-	270,582
Mortgage-Backed Securities	-	269,011	-	269,011
U.S. Government & Agency Obligations	-	3,785,746	-	3,785,746
Total long-term investments	$26,937,029	$10,843,212	$-	$37,780,241
Short-term investments	1,306,769	-	-	1,306,769
Total investments	$28,243,798	$10,843,212	$-	$39,087,010

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

   Date  November 28, 2017